Virginia Electric and Power Company Consolidated Statements of Equity (Unaudited) - USD ($) $ in Millions	Total		Virginia Electric and Power Company		Common Stock	Common Stock Virginia Electric and Power Company	Other Paid-In Capital Virginia Electric and Power Company	Retained Earnings	Retained Earnings Virginia Electric and Power Company	AOCI	AOCI Virginia Electric and Power Company
Beginning balance at Dec. 31, 2017			$ 12,224			$ 5,738	$ 1,113		$ 5,311	$ (659)	$ 62
Beginning balance (in shares) at Dec. 31, 2017					645,000,000	275,000
Cumulative-effect of changes in accounting principles	$ 6		3		$ (127)			$ 1,029	79	(1,023)	(76)
Net income	503		184						184
Dividends and distributions	(575)		(154)					(544)	(154)
Other comprehensive income (loss), net of tax	132		5							131	5
Ending balance at Mar. 31, 2018			12,262			$ 5,738	1,113		5,420	(1,551)	(9)
Ending balance (in shares) at Mar. 31, 2018					653,000,000	275,000
Beginning balance at Dec. 31, 2018	20,107	[1]	13,047	[2]		$ 5,738	1,113		6,208	(1,700)	(12)
Beginning balance (in shares) at Dec. 31, 2018					681,000,000	275,000
Net income	(680)		20						20
Dividends and distributions	(766)		(118)					$ (733)	(118)
Other comprehensive income (loss), net of tax	(31)		(5)							(31)	(5)
Ending balance at Mar. 31, 2019	$ 26,909		$ 12,944			$ 5,738	$ 1,113		$ 6,110	$ (1,731)	$ (17)
Ending balance (in shares) at Mar. 31, 2019					802,000,000	275,000

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.